FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of capital structure
The capital structure of Brookfield Infrastructure consists of debt, offset by cash and cash equivalents, and partnership capital comprised of issued capital and accumulated gains.

US$ MILLIONS	2025	2024
Corporate borrowings	$4,947	$4,542
Non-recourse borrowings	59,551	46,552
Subsidiary and corporate borrowings	64,498	51,094
Preferred shares	20	20
Cash and cash equivalents(1)	(3,432)	(2,357)
Consolidated net debt	61,086	48,757
Total partnership capital	35,540	29,853
Total capital and consolidated net debt	$96,626	$78,610
Consolidated net debt to capitalization ratio	63%	62%

(1)Includes current marketable securities.

Schedule of liquidity management
Brookfield Infrastructure’s corporate liquidity as at December 31 was as follows:

US$ MILLIONS(1)	2025	2024
Corporate cash and financial assets	$283	$276
Availability under committed credit facilities(2)	3,225	3,225
Commercial paper	(735)	(850)
Draws on credit facility	—	(300)
Commitments under credit facility	(11)	(10)
Corporate liquidity	$2,762	$2,341

(1)Liquidity managed by Brookfield Infrastructure L.P. and affiliated corporate entities.
(2)Includes a $2.2 billion (2024: $2.2 billion) committed corporate credit facility and a $1 billion (2024: $1 billion) credit facility with Brookfield. Refer to Note 20, Borrowings, for further details.

Schedule of maturity analysis for financial liabilities
The following tables detail the contractual maturities for Brookfield Infrastructure’s financial liabilities. The tables reflect the undiscounted cash flows of financial liabilities based on the earliest date on which Brookfield Infrastructure can be required to pay. The tables include both interest and principal cash flows:

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2025
US$ MILLIONS
Accounts payable and other liabilities	$4,596	$118	$78	$370	$5,162
Corporate borrowings	735	328	1,384	2,530	4,977
Non-recourse borrowings	6,175	2,961	24,840	26,679	60,655
Financial liabilities	330	290	826	1,978	3,424
Lease liabilities	640	600	1,483	2,428	5,151

Interest Expense:
Corporate borrowings(1)	220	218	517	2,336	3,291
Non-recourse borrowings	3,412	3,232	7,589	5,051	19,284

(1)Interest expense on Corporate borrowings include undiscounted interest obligations on $300 million, $183 million, $250 million and $158 million of subordinated notes maturing March 15, 2055, September 1, 2055, May 24, 2081, and May 31, 2084 , with coupon rates of 6.8%, 5.6%, 5.0% and 7.3%, respectively.

	Less than 1 year	1-2 years	2-5 years	5+ years	Total contractual cash flows
December 31, 2024
US$ MILLIONS
Accounts payable and other liabilities	$4,071	$49	$15	$208	$4,343
Corporate borrowings	850	—	1,587	2,134	4,571
Non-recourse borrowings	3,016	4,652	15,487	24,226	47,381
Financial liabilities	248	331	210	1,991	2,780
Lease liabilities	637	652	1,662	2,876	5,827

Interest Expense:
Corporate borrowings(1)	223	223	572	2,098	3,116
Non-recourse borrowings	2,847	2,670	6,104	4,741	16,362

(1)Interest expense on Corporate borrowings include undiscounted interest obligations on $300 million, $250 million and $158 million of subordinated notes maturing March 15, 2055, May 24, 2081, and May 31, 2084 , with coupon rates of 6.8%, 5.0% and 7.3%, respectively.

Schedule of sensitivity analysis for interest rate and foreign exchange risk
The sensitivity analyses below reflect Brookfield Infrastructure’s exposure to interest rates for both derivative and non-derivative instruments at the reporting date, assuming that a 50 basis point increase or decrease in rates takes place at the beginning of the financial year and is held constant throughout the reporting period. The sensitivity analyses assume a 50 basis point change to reflect the current methodology employed by Brookfield Infrastructure in assessing interest rate risk. Such parallel shift in the yield curve by 50 basis points would have had the following impact, assuming all other variables were held constant:

	2025
US$ MILLIONS	50 bp decrease	50 bp increase
Net income (loss) to the partnership(1)	$11	$(11)
Other comprehensive income (loss) to the partnership(1)	3	(3)

(1)Includes net income and other comprehensive income (loss) attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations.

	Impact on Net Income to the Partnership(1)
	2025		2024		2023
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$6	$(6)	$6	$(6)	$6	$(6)
USD/EUR	1	(1)	4	(4)	1	(1)
USD/GBP	7	(7)	6	(6)	8	(8)
USD/COP	2	(2)	1	(1)	1	(1)
USD/BRL	22	(22)	21	(21)	20	(20)
USD/CAD	8	(8)	1	(1)	4	(4)
USD/INR	(7)	7	(3)	3	1	(1)

(1)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.

	Impact on Partnership Capital
	2025		2024
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$23	$(23)	$28	$(28)
USD/GBP	27	(27)	103	(103)
USD/BRL	80	(80)	69	(69)
USD/PEN	13	(13)	12	(12)

Schedule of foreign currency exposure
The tables below set out Brookfield Infrastructure’s currency exposure at December 31, 2025 and 2024:

2025
US$ MILLIONS	USD	AUD	GBP	BRL	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$4,724	$228	$1,542	$2,252	$970	$648	$515	$—	$936	$163	$11,978
Non-current assets	51,600	2,826	11,723	5,705	25,531	5,609	1,381	130	10,678	989	116,172
	$56,324	$3,054	$13,265	$7,957	$26,501	$6,257	$1,896	$130	$11,614	$1,152	$128,150
Liabilities:
Current liabilities	$7,070	$437	$1,454	$1,685	$1,928	$757	$259	$—	$1,525	$145	$15,260
Non-current liabilities	37,755	1,389	6,055	4,814	14,191	1,991	1,061	—	9,852	242	77,350
	44,825	1,826	7,509	6,499	16,119	2,748	1,320	—	11,377	387	92,610
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(1,238)	266	883	300	1,057	407	17	31	225	69	2,017
Non-controlling interest—BIPC exchangeable shares and class A.2 exchangeable shares	(885)	190	631	214	755	291	12	22	161	49	1,440
Non-controlling interest—Exchangeable units(1)	(38)	8	27	9	32	12	1	1	7	2	61
Non-controlling interest—Other(2)	16,675	118	2,064	202	5,962	1,806	506	—	(703)	478	27,108
Net investment attributable to limited partners and general partner	$(3,015)	$646	$2,151	$733	$2,576	$993	$40	$76	$547	$167	$4,914

2024
US$ MILLIONS	USD	AUD	GBP	BRL	CAD	EUR	COP	PEN	INR	NZD & Other	Total
Assets:
Current assets	$4,027	$543	$900	$919	$1,013	$767	$292	$—	$1,074	$72	$9,607
Non-current assets	32,926	3,254	11,951	5,202	20,259	7,644	1,175	130	11,778	664	94,983
	$36,953	$3,797	$12,851	$6,121	$21,272	$8,411	$1,467	$130	$12,852	$736	$104,590
Liabilities:
Current liabilities	$4,308	$454	$1,182	$776	$1,681	$711	$445	$—	$1,280	$66	$10,903
Non-current liabilities	24,079	1,594	6,844	4,487	12,751	3,037	451	—	10,460	131	63,834
	28,387	2,048	8,026	5,263	14,432	3,748	896	—	11,740	197	74,737
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(486)	303	576	242	328	630	18	31	155	129	1,926
Non-controlling interest—BIPC exchangeable shares	(341)	213	405	170	231	443	13	22	109	90	1,355
Non-controlling interest—Exchangeable units(1)	(17)	10	19	8	11	20	1	1	5	4	62
Non-controlling interest—Other(2)	10,600	478	2,412	(157)	5,466	2,023	495	(1)	463	—	21,779
Net investment attributable to limited partners and general partner	$(1,190)	$745	$1,413	$595	$804	$1,547	$44	$77	$380	$316	$4,731

(1)Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.
(2)Includes non-controlling interest attributable others in operating subsidies, preferred unitholders and perpetual subordinated notes.
The following tables detail Brookfield Infrastructure’s sensitivity to a 10% increase and decrease in the U.S. dollar against the relevant foreign currencies, with all other variables held constant as at reporting date. 10% is the sensitivity rate used when reporting foreign currency risk internally. The sensitivity analysis is performed as follows:
•Outstanding foreign currency denominated monetary items (excluding foreign exchange derivative contracts) are adjusted at period end for a 10% change in foreign currency rates from the rate at which they are translated;
•Foreign currency derivative contracts are measured as the change in fair value of the derivative as a result of a 10% change in the spot currency rate; and
•The impact on net income results from performing a sensitivity of a 10% change in foreign exchange rates applied to the profit or loss contribution from foreign operations.

	Impact on Net Income to the Partnership(1)
	2025		2024		2023
US$ MILLIONS	-10%	10%	-10%	10%	-10%	10%
USD/AUD	$6	$(6)	$6	$(6)	$6	$(6)
USD/EUR	1	(1)	4	(4)	1	(1)
USD/GBP	7	(7)	6	(6)	8	(8)
USD/COP	2	(2)	1	(1)	1	(1)
USD/BRL	22	(22)	21	(21)	20	(20)
USD/CAD	8	(8)	1	(1)	4	(4)
USD/INR	(7)	7	(3)	3	1	(1)

(1)Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchangeable units and non-controlling interests - BIPC exchangeable shares and class A.2 exchangeable shares.

	Impact on Partnership Capital
	2025		2024
US$ MILLIONS	-10%	10%	-10%	10%
USD/AUD	$23	$(23)	$28	$(28)
USD/GBP	27	(27)	103	(103)
USD/BRL	80	(80)	69	(69)
USD/PEN	13	(13)	12	(12)